MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, NY 10036

July 23, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                               Morgan Stanley Institutional Fund Trust

Registration Statement on Form N-14 (File No. 333-181676)

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund Trust, a Pennsylvania business trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Mid Cap Growth Fund will be transferred to the Mid Cap Growth Portfolio, a series of the Registrant (“MSIFT Mid Cap Growth”), in exchange for shares of beneficial interest of MSIFT Mid Cap Growth and (ii) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Global Strategist Fund will be transferred to the Global Strategist Portfolio, a series of the Registrant (“MSIFT Global Strategist”), in exchange for s shares of beneficial interest of MSIFT Global Strategist.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8599 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu